Post-retirement benefit obligations - Actuarial Assumptions (Details)			3 Months Ended
	Apr. 01, 2020	Apr. 01, 2019	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019
South Africa
Post-retirement benefit obligations
Medical cost trend rate - initial				7.50%		7.50%
Medical cost trend rate - ultimate				7.50%		7.50%
Pension increase assumption				6.10%		4.70%
Average salary increases				5.50%		5.50%
South Africa | Pension
Post-retirement benefit obligations
Discount rate				12.20%		10.00%
Weighted average duration of the obligation				12 years		13 years
South Africa | Healthcare
Post-retirement benefit obligations
Discount rate				13.30%		10.50%
Weighted average duration of the obligation				14 years		15 years
US
Post-retirement benefit obligations
Medical cost trend rate - initial					8.50%
Medical cost trend rate - ultimate					4.50%
Average salary increases			4.20%		4.20%
US | Pension
Post-retirement benefit obligations
Discount rate			2.20%		2.70%
Weighted average duration of the obligation			14 years		13 years
US | Healthcare
Post-retirement benefit obligations
Discount rate			2.30%		3.60%
Weighted average duration of the obligation			11 years		9 years
Europe
Post-retirement benefit obligations
Pension increase assumption	1.80%	1.80%
Average salary increases	2.80%	2.80%
Europe | Pension
Post-retirement benefit obligations
Discount rate	1.40%	1.60%
Weighted average duration of the obligation	18 years	18 years